Insurance Contracts - Insurance Service Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance Contracts [Abstract]
Incurred claims	$ 14,851	$ 13,284
Directly attributable operating expenses and commissions (Note 17)	2,002	1,839
Total incurred claims and other expenses	16,853	15,123
Amortization of insurance acquisition cash flows	202	56
Insurance acquisition cash flows expensed as incurred (Note 17)	1,174	1,107
Changes related to future service (losses on onerous groups and reversals of such losses)	126	153
Changes related to past service (changes in FCF related to liability for incurred claims)	95	17
Total insurance service expenses	$ 18,450	$ 16,456